Summary of Significant Accounting Policies - Schedule of Intangible Assets are Amortized Using the Straight-Line Method with the Following Estimated Useful Lives (Details)	Dec. 31, 2024
Concession right on forest land [Member]
Schedule of Intangible Assets are Amortized Using the Straight-Line Method with the Following Estimated Useful Lives [Line Items]
Intangible assets estimated useful lives	37 years
Software [Member]
Schedule of Intangible Assets are Amortized Using the Straight-Line Method with the Following Estimated Useful Lives [Line Items]
Intangible assets estimated useful lives	10 years